LAND USE RIGHTS, NET - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
LAND USE RIGHTS, NET
Land use rights, net		¥ 3,192
Amortization expenses	¥ 0	66
Collateral Pledged
LAND USE RIGHTS, NET
Land use rights, net	¥ 0	¥ 0